TETON Convertible Securities Fund
Schedule of Investments—December 31, 2021 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 83 .2%
Airlines — 2 .8%
$ 680,000 JetBlue Airways Corp. ,
0.500% , 04/01/26 (a) ......................................... $ 637,308
1,000,000 Southwest Airlines Co. ,
1.250% , 05/01/25 .............................................. 1,336,750
1,974,058
Business Services — 7 .5%
335,000 Avalara Inc. ,
0.250% , 08/01/26 (a) ......................................... 310,880
550,000 BigCommerce Holdings Inc. ,
0.250% , 10/01/26 (a) ......................................... 491,205
1,000,000 Kaleyra Inc. ,
6.125% , 06/01/26 (a) ......................................... 1,028,800
Perficient Inc.
450,000 1.250% , 08/01/25 .............................................. 1,143,585
500,000 0.125% , 11/15/26 (a) ......................................... 475,655
Shift4 Payments Inc.
1,000,000 Zero Coupon , 12/15/25 (a) .............................. 1,059,400
140,000 0.500% , 08/01/27 (a) ......................................... 123,634
440,000 TechTarget Inc. ,
Zero Coupon , 12/15/26 (a) .............................. 439,472
280,000 Upwork Inc. ,
0.250% , 08/15/26 (a) ......................................... 257,879
5,330,510
Cable and Satellite — 1 .0%
450,000 DISH Network Corp. ,
3.375% , 08/15/26 .............................................. 427,074
360,000 fuboTV Inc. ,
3.250% , 02/15/26 (a) ......................................... 293,175
720,249
Communications Equipment — 1 .6%
500,000 Lumentum Holdings Inc. ,
0.500% , 12/15/26 .............................................. 624,375
500,000 Radius Global Infrastructure Inc. ,
2.500% , 09/15/26 (a) ......................................... 500,893
1,125,268
Computer Software and Services — 28 .0%
1,000,000 Bandwidth Inc. ,
0.250% , 03/01/26 .............................................. 1,063,000
Blackline Inc.
350,000 0.125% , 08/01/24 .............................................. 528,937
480,000 Zero Coupon , 03/15/26 (a) .............................. 448,320
1,030,000 Cardlytics Inc. ,
1.000% , 09/15/25 .............................................. 1,147,806
Coupa Software Inc.
140,000 0.125% , 06/15/25 .............................................. 171,766
465,000 0.375% , 06/15/26 .............................................. 441,750
500,000 Dropbox Inc. ,
Zero Coupon , 03/01/28 (a) .............................. 493,438
960,000 Everbridge Inc. ,
0.125% , 12/15/24 .............................................. 936,600
205,000 Farfetch Ltd. ,
3.750% , 05/01/27 .............................................. 465,617
1,250,000 i3 Verticals LLC ,
1.000% , 02/15/25 .............................................. 1,164,125
700,000 Limelight Networks Inc. ,
3.500% , 08/01/25 .............................................. 671,606
690,000 LivePerson Inc. ,
0.750% , 03/01/24 .............................................. 803,436
Principal
Amount
Market
Value
$ 750,000 Match Group Financeco 3 Inc. ,
2.000% , 01/15/30 (a) ......................................... $ 1,323,300
300,000 MercadoLibre Inc. ,
2.000% , 08/15/28 .............................................. 931,890
205,000 Nice Systems Inc. ,
1.250% , 01/15/24 .............................................. 747,353
1,000,000 PAR Technology Corp. ,
2.875% , 04/15/26 .............................................. 1,470,032
860,000 Progress Software Corp. ,
1.000% , 04/15/26 (a) ......................................... 896,149
PROS Holdings Inc.
250,000 1.000% , 05/15/24 .............................................. 233,281
465,000 2.250% , 09/15/27 .............................................. 516,755
750,000 Q2 Holdings Inc. ,
0.750% , 06/01/26 .............................................. 844,480
650,000 Splunk Inc. ,
1.125% , 09/15/25 .............................................. 717,470
1,056,000 Veritone Inc. ,
1.750% , 11/15/26 (a) ......................................... 1,012,772
1,000,000 Vocera Communications Inc. ,
0.500% , 09/15/26 (a) ......................................... 1,272,608
900,000 Workiva Inc. ,
1.125% , 08/15/26 .............................................. 1,592,863
19,895,354
Consumer Products — 1 .3%
970,000 Cracker Barrel Old Country Store Inc. ,
0.625% , 06/15/26 (a) ......................................... 934,231
Consumer Services — 6 .5%
480,000 2U Inc. ,
2.250% , 05/01/25 .............................................. 509,910
360,000 Callaway Golf Co. ,
2.750% , 05/01/26 .............................................. 622,125
365,000 National Vision Holdings Inc. ,
2.500% , 05/15/25 .............................................. 612,059
NCL Corp. Ltd.
550,000 5.375% , 08/01/25 .............................................. 783,750
223,000 1.125% , 02/15/27 (a) ......................................... 209,910
Royal Caribbean Cruises Ltd.
155,000 4.250% , 06/15/23 .............................................. 198,013
250,000 2.875% , 11/15/23 .............................................. 295,750
245,000 Shopify Inc. ,
0.125% , 11/01/25 .............................................. 306,863
1,100,000 Stride Inc. ,
1.125% , 09/01/27 .............................................. 1,075,659
4,614,039
Diversified Industrial — 4 .1%
485,000 Bloom Energy Corp. ,
2.500% , 08/15/25 .............................................. 754,844
600,000 Chart Industries Inc. ,
1.000% , 11/15/24 (a) ......................................... 1,649,640
120,000 John Bean Technologies Corp. ,
0.250% , 05/15/26 (a) ......................................... 132,480
329,000 Patrick Industries Inc. ,
1.750% , 12/01/28 (a) ......................................... 342,902
2,879,866
Energy and Utilities: Integrated — 1 .1%
828,000 Array Technologies Inc. ,
1.000% , 12/01/28 (a) ......................................... 787,014

TETON Convertible Securities Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
2
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Financial Services — 4 .4%
Block Inc.
$ 250,000 0.125% , 03/01/25 .............................................. $ 372,187
500,000 0.250% , 11/01/27 .............................................. 532,813
385,000 Digitalbridge Operating Co. LLC ,
5.750% , 07/15/25 .............................................. 1,439,938
500,000 Encore Capital Europe Finance Ltd. ,
4.500% , 09/01/23 .............................................. 741,250
3,086,188
Health Care — 10 .9%
255,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 .............................................. 281,934
350,000 CONMED Corp. ,
2.625% , 02/01/24 .............................................. 583,625
300,000 Cutera Inc. ,
2.250% , 03/15/26 (a) ......................................... 432,570
1,000,000 Dexcom Inc. ,
0.250% , 11/15/25 .............................................. 1,191,875
Exact Sciences Corp.
900,000 0.375% , 03/15/27 .............................................. 920,250
500,000 0.375% , 03/01/28 .............................................. 485,300
1,000,000 Insulet Corp. ,
0.375% , 09/01/26 .............................................. 1,327,879
Invacare Corp.
400,000 4.500% , 06/01/22 .............................................. 365,250
365,000 4.250% , 03/15/26 (a) ......................................... 253,237
400,000 Paratek Pharmaceuticals Inc. ,
4.750% , 05/01/24 .............................................. 369,080
990,000 PetIQ Inc. ,
4.000% , 06/01/26 .............................................. 1,160,559
350,000 Travere Therapeutics Inc. ,
2.500% , 09/15/25 .............................................. 386,540
7,758,099
Materials — 0 .2%
110,000 Danimer Scientific Inc. ,
3.250% , 12/15/26 (a) ......................................... 116,391
Real Estate Investment Trusts — 0 .8%
125,000 Pebblebrook Hotel Trust ,
1.750% , 12/15/26 .............................................. 138,269
385,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 .............................................. 403,480
541,749
Security Software — 6 .5%
555,000 CyberArk Software Ltd. ,
Zero Coupon , 11/15/24 ................................... 702,075
680,000 Nice Ltd. ,
Zero Coupon , 09/15/25 ................................... 829,175
365,000 Varonis Systems Inc. ,
1.250% , 08/15/25 .............................................. 628,019
925,000 Verint Systems Inc. ,
0.250% , 04/15/26 (a) ......................................... 989,195
675,000 Zscaler Inc. ,
0.125% , 07/01/25 .............................................. 1,478,595
4,627,059
Semiconductors — 0 .2%
139,000 Camtek Ltd. ,
Zero Coupon , 12/01/26 (a) .............................. 147,688
Principal
Amount
Market
Value
Specialty Chemicals — 0 .6%
$ 468,000 Amyris Inc. ,
1.500% , 11/15/26 (a) ......................................... $ 394,290
Telecommunications — 4 .1%
750,000 Harmonic Inc. ,
2.000% , 09/01/24 .............................................. 1,123,125
750,000 Infinera Corp. ,
2.500% , 03/01/27 .............................................. 1,102,500
615,000 PagerDuty Inc. ,
1.250% , 07/01/25 .............................................. 709,042
2,934,667
Transportation — 1 .6%
500,000 Atlas Air Worldwide Holdings Inc. ,
1.875% , 06/01/24 .............................................. 815,000
351,000 CryoPort Inc. ,
0.750% , 12/01/26 (a) ......................................... 324,318
1,139,318
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 59,006,038
Shares
CONVERTIBLE PREFERRED STOCKS — 0 .9%
Agriculture — 0 .9%
5,000 Bunge Ltd. ,
4.875% ............................................................. 633,700
MANDATORY CONVERTIBLE SECURITIES (b) — 14 .0%
Automotive: Parts and Accessories — 2 .3%
8,875 Aptiv plc , Ser. A ,
5.500% , 06/15/23 .............................................. 1,633,798
Diversified Industrial — 1 .0%
4,000 Colfax Corp. ,
5.750% , 01/15/22 .............................................. 740,520
Energy and Utilities: Integrated — 2 .5%
NextEra Energy Inc.
10,000 4.872% , 09/01/22 .............................................. 680,900
9,200 5.279% , 03/01/23 .............................................. 529,368
9,645 6.219% , 09/01/23 .............................................. 558,542
Energy and Utilities: Services — 0 .5%
6,745 Spire Inc. , Ser. A ,
7.500% , 03/01/24 .............................................. 333,203
Financial Services — 1 .9%
980 2020 Cash Mandatory Exchangeable Trust ,
5.250% , 06/01/23 (a) (c) ..................................... 1,024,306
6,000 New York Community Capital Trust V ,
6.000% , 11/01/51 .............................................. 317,400
1,341,706
Health Care — 2 .9%
5,730 Avantor Inc. , Ser. A ,
6.250% , 05/15/22 .............................................. 740,373
500 Danaher Corp. , Ser. B ,
5.000% , 04/15/23 .............................................. 869,085
9,795 Elanco Animal Health Inc. ,
5.000% , 02/01/23 .............................................. 437,445
2,046,903

TETON Convertible Securities Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
3
Issuer
12/31/21
Carrying
Value
Per Bond
$980
2020 Cash
Mandatory
Exchangeable
Trust .............
06/24/20
- 09/30/20
$1,022,450
$1,045.2102
__________
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES (Continued)
Semiconductors — 2 .9%
1,005 Broadcom Inc. , Ser. A ,
8.000% , 09/30/22 .............................................. $ 2,085,767
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 9,950,707
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .9%
$ 1,370,000 U.S. Treasury Bills,
0.035 % to 0.037% † ,
03/17/22 to 03/24/22 ........................................ 1,369,848
TOTAL INVESTMENTS — 100.0%
(Cost $ 56,928,322 ) ........................................... $ 70,960,293
(a) Securities exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may be
resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
(c) At December 31, 2021, the Fund held an investment in a
restricted and illiquid security amounting to $1,024,306 or
1.44% of total investments, which was valued under methods
approved by the Board of Trustees as follows:
† Represents annualized yields at dates of purchase.